Ivy Funds

Supplement dated October 31, 2018 to the

Ivy Accumulative Fund, Ivy Wilshire Global Allocation Fund and Ivy Cash Management Fund Prospectus

dated January 8, 2018

as supplemented February 6, 2018, February 26, 2018, April 12, 2018, April 30, 2018, June 7, 2018 and August 17, 2018

Effective immediately, shares of Ivy Accumulative Fund and Ivy Wilshire Global Allocation Fund are no longer being offered pursuant to this prospectus and instead are being offered pursuant to a separate prospectus, dated October 31, 2018. Accordingly, effective immediately, all references to Ivy Accumulative Fund and Ivy Wilshire Global Allocation Fund are hereby removed from this prospectus.

Supplement	Prospectus	1